Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2015
Basis of Presentation and General Information
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:
The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc., its subsidiaries and its investment in affiliates (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne dry cargo and oil transportation services.
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") and required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed with the SEC on March 10, 2015.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include the accounts and operating results of Dryships, its wholly-owned subsidiaries, its affiliates and its VIEs. As of December 31, 2014, the Company consolidated one VIE for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2014, were $64,314 and $65,358, respectively, while total liabilities exceeded total assets by $1,044.
From June 8, 2015, Ocean Rig UDW Inc. (“Ocean Rig”) has been considered as an affiliate entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and its assets and liabilities are not consolidated in the Company's balance sheet as of June 30, 2015 and, consequently, additional disclosures for Ocean Rig, its subsidiaries and its VIE's, for 2015 have not been included.

In the opinion of management, these unaudited interim condensed consolidated financial statements, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2015, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.